PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 1,143	€ 1,122
Plan assets	(544)	(458)
Net defined benefit liability	599	664	$ 664	€ 670
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	158	168
Plan assets	(5)	(5)
Net defined benefit liability	153	163
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	134	143
Plan assets	(2)	(1)
Net defined benefit liability	132	142
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	306	310
Plan assets	(268)	(223)
Net defined benefit liability	38	87
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	545	500
Plan assets	(269)	(229)
Net defined benefit liability	276	271
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	0	1
Plan assets	0	0
Net defined benefit liability	€ 0	€ 1